7 Interest in joint venture	12 Months Ended
Dec. 31, 2020
Interest In Joint Venture
Interest in joint venture
Note	7 | Interest in joint venture

Percentage interest held		Equity attributable to the owners
in capital stock and votes		12.31.20	12.31.19
SACME	50.00%	11	15